UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21529

                         The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust Semiannual Report — June 30, 2014
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 9.1%, compared with a total return of 18.7% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 7.2%. The Fund’s NAV per share was $23.75, while the price of the publicly traded shares closed at $20.86 on the NYSE MKT. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)

	Year to Date	1 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	9.09%	22.09%	13.71%	8.98%	8.97%
Investment Total Return (c)	7.24	17.91	12.71	8.51	7.58
S&P 500 Utilities Index	18.65	22.19	14.40	10.70	10.76
Lipper Utility Fund Average	16.03	25.60	16.81	11.64	11.75
S&P 500 Index	7.14	24.61	18.83	7.78	7.92
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE MKT, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2014:

The Gabelli Global Utility & Income Trust

Integrated	25.6%
Telecommunications	14.0%
U.S. Government Obligations	10.3%
Cable and Satellite	9.3%
Wireless Communications	4.9%
Food and Beverage	4.4%
Natural Gas Integrated	4.0%
Financial Services	3.7%
Water	3.5%
Electronics	2.7%
Services	2.6%
Entertainment	2.4%
Electric Transmission and Distribution	1.9%
Natural Gas Utilities	1.8%
Aerospace	1.6%
Oil	1.3%
Diversified Industrial	1.3%

Health Care	0.8%
Business Services	0.7%
Hotels and Gaming	0.7%
Alternative Energy	0.5%
Metals and Mining	0.5%
Building and Construction	0.3%
Transportation	0.3%
Independent Power Producers and
Energy Traders	0.2%
Real Estate	0.2%
Specialty Chemicals	0.2%
Environmental Services	0.2%
Machinery	0.1%
Consumer Products	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 11, 2014, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 89.3%
	ENERGY AND UTILITIES — 42.9%
	Alternative Energy — 0.5%
	U.S. Companies
15,500	NextEra Energy Partners LP†	$391,862	$519,405
6,500	Ormat Technologies Inc.	179,303	187,395

		571,165	706,800

	Electric Transmission and Distribution — 1.9%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	30,772	46,277
10,000	Fortis Inc.	308,899	304,297
8,775	National Grid plc, ADR	401,681	652,684
5,000	Red Electrica Corporacion SA	227,553	457,346

	U.S. Companies
3,000	Consolidated Edison Inc.	143,440	173,220
38,000	Pepco Holdings Inc.	720,883	1,044,240
5,600	Twin Disc Inc.	126,613	185,080

		1,959,841	2,863,144

	Integrated — 25.6%
	Non U.S. Companies
150,000	A2A SpA	276,010	173,045
7,500	Areva SA†	235,772	159,181
12,000	BP plc, ADR	513,193	633,000
9,000	Chubu Electric Power Co. Inc.†	169,935	111,850
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	59,424
1,400	E.ON SE	24,642	28,909
8,000	E.ON SE, ADR	176,626	165,200
9,760	EDP - Energias de Portugal SA, ADR	262,599	488,976
10,000	Electric Power Development Co. Ltd.	252,321	324,762
5,500	Emera Inc.	152,289	175,816
8,000	Endesa SA	198,521	309,462
74,000	Enel SpA	424,049	431,050
28,000	Enersis SA, ADR	166,650	471,800
1,000	Eni SpA	24,751	27,359
217,100	Hera SpA	426,556	618,332
14,000	Hokkaido Electric Power Co. Inc.†	203,907	108,208
18,000	Hokuriku Electric Power Co.	274,290	238,626
17,000	Huaneng Power International Inc., ADR	551,217	769,080
94,000	Iberdrola SA	495,067	718,612
5,000	Iberdrola SA, ADR	181,697	153,500
34,000	Korea Electric Power Corp., ADR	392,916	625,600
22,000	Kyushu Electric Power Co. Inc.†	324,116	247,786
10,000	Shikoku Electric Power Co. Inc.†	171,759	139,578

Shares		Cost	Market Value
5,000	Talisman Energy Inc.	$57,850	$53,000
10,000	The Chugoku Electric Power Co. Inc.	161,563	136,420
18,000	The Kansai Electric Power Co. Inc.†	256,671	169,686
8,000	Tohoku Electric Power Co. Inc.	126,339	93,895
2,000	Verbund AG	40,857	38,737

	U.S. Companies
2,000	ALLETE Inc.	71,269	102,700
21,000	Ameren Corp.	816,820	858,480
30,000	American Electric Power Co. Inc.	943,467	1,673,100
1,500	Avista Corp.	27,915	50,280
5,500	Black Hills Corp.	150,289	337,645
500	Cleco Corp.	9,790	29,475
500	CMS Energy Corp.	4,875	15,575
10,000	Dominion Resources Inc.	406,566	715,200
23,000	Duke Energy Corp.(a)	1,049,205	1,706,370
4,000	El Paso Electric Co.	77,953	160,840
35,000	Great Plains Energy Inc.	783,130	940,450
22,000	Hawaiian Electric Industries Inc.	541,164	557,040
40,000	Integrys Energy Group Inc.	2,132,498	2,845,200
17,000	MGE Energy Inc.	372,236	671,670
14,000	NextEra Energy Inc.	654,896	1,434,720
45,000	NiSource Inc.	908,189	1,770,300
48,000	Northeast Utilities(a)	990,412	2,268,960
13,000	NorthWestern Corp.	391,049	678,470
39,000	OGE Energy Corp.	481,892	1,524,120
14,000	Otter Tail Corp.	352,319	424,060
1,000	PG&E Corp.	33,930	48,020
15,000	Pinnacle West Capital Corp.	610,094	867,600
4,200	PPL Corp.	117,280	149,226
29,000	Public Service Enterprise Group Inc.	965,990	1,182,910
18,000	SCANA Corp.	646,320	968,580
2,000	TECO Energy Inc.	33,510	36,960
38,000	The AES Corp.	378,832	590,900
2,000	The Empire District Electric Co.	41,522	51,360
40,000	The Southern Co.	1,178,050	1,815,200
50,000	UNS Energy Corp.	2,562,775	3,020,500
15,000	Vectren Corp.	360,570	637,500
37,000	Westar Energy Inc.	783,109	1,413,030
9,000	Wisconsin Energy Corp.	154,181	422,280
32,000	Xcel Energy Inc.	541,913	1,031,360

		26,175,783	38,670,975

	Natural Gas Integrated — 4.0%
	Non U.S. Companies
80,000	Snam SpA	288,733	481,994

	U.S. Companies
6,000	Anadarko Petroleum Corp.	558,355	656,820

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies (Continued)
2,600	Apache Corp.	$219,421	$261,612
12,000	CONSOL Energy Inc.	452,508	552,840
1,000	Energen Corp.	30,935	88,880
13,000	Kinder Morgan Inc.	240,175	471,380
25,000	National Fuel Gas Co.	972,440	1,957,500
4,000	ONEOK Inc.	45,265	272,320
30,000	Spectra Energy Corp.	634,201	1,274,400

		3,442,033	6,017,746

	Natural Gas Utilities — 1.8%
	Non U.S. Companies
1,500	Enagas SA	37,053	48,268
1,890	GDF Suez	49,337	52,031
9,954	GDF Suez, ADR	302,490	275,527

	U.S. Companies
16,000	AGL Resources Inc.	637,055	880,480
10,000	Atmos Energy Corp.	246,554	534,000
1,800	Chesapeake Utilities Corp.	52,334	128,394
1,000	ONE Gas Inc.	6,172	37,750
4,500	Piedmont Natural Gas Co. Inc.	105,090	168,345
8,000	Southwest Gas Corp.	204,008	422,320
4,000	The Laclede Group Inc.	128,275	194,200

		1,768,368	2,741,315

	Oil — 1.3%
	Non U.S. Companies
1,000	PetroChina Co. Ltd., ADR	79,302	125,550
12,000	Petroleo Brasileiro SA, ADR	209,775	175,560
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	741,330

	U.S. Companies
10,000	Atlas Resource Partners LP	197,047	202,800
2,000	Chevron Corp.	120,100	261,100
2,000	ConocoPhillips	57,018	171,460
3,000	Devon Energy Corp.	126,975	238,200
1,000	Exxon Mobil Corp.	45,500	100,680

		1,296,648	2,016,680

	Services — 2.6%
	Non U.S. Companies
10,000	ABB Ltd., ADR	123,092	230,200
115,000	Weatherford International plc†	1,608,531	2,645,000

	U.S. Companies
10,000	AZZ Inc.	359,505	460,800
2,000	Cameron International Corp.†	135,099	135,420
200	Donaldson Co. Inc.	7,180	8,464

Shares		Cost	Market Value
3,500	Halliburton Co.	$110,825	$248,535
2,000	National Oilwell Varco Inc.	164,380	164,700

		2,508,612	3,893,119

	Water — 3.5%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	58,850
115,000	Severn Trent plc	2,667,241	3,802,368
37,090	United Utilities Group plc	366,828	559,854

	U.S. Companies
10,000	Aqua America Inc.	119,790	262,200
5,400	California Water Service Group	76,295	130,680
4,000	Middlesex Water Co.	75,033	84,720
17,000	SJW Corp.	287,492	462,400

		3,653,233	5,361,072

	Diversified Industrial — 1.3%
	Non U.S. Companies
9,000	Bouygues SA	300,585	374,517
15,800	Jardine Matheson Holdings Ltd.	858,553	937,098
17,000	Jardine Strategic Holdings Ltd.	566,077	607,410

	U.S. Companies
2,000	General Electric Co.	53,180	52,560

		1,778,395	1,971,585

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez Environnement Co.	0	9,571
12,000	Veolia Environnement SA	184,423	228,646

		184,423	238,217

	Independent Power Producers and Energy Traders — 0.2%
	U.S. Companies
9,000	NRG Energy Inc.	217,489	334,800

	TOTAL ENERGY AND UTILITIES	43,555,990	64,815,453

	COMMUNICATIONS — 28.1%
	Cable and Satellite — 9.3%
	Non U.S. Companies
35,000	British Sky Broadcasting Group plc	387,280	541,484
10,000	Cogeco Inc.	195,069	515,534
4,500	Liberty Global plc, Cl. A†	65,248	198,990
12,000	Liberty Global plc, Cl. C†	171,302	507,720
59,000	Rogers Communications Inc., Cl. B	2,337,872	2,374,750
380,000	Sky Deutschland AG†	3,376,119	3,500,808

	U.S. Companies
120,000	Cablevision Systems Corp., Cl. A	2,042,015	2,118,000

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	U.S. Companies (Continued)
800	Charter Communications Inc., Cl. A†	$98,894	$126,704
13,000	Comcast Corp., Cl. A, Special	281,627	693,290
18,000	DIRECTV†	592,239	1,530,180
26,000	DISH Network Corp., Cl. A†	444,440	1,692,080
6,000	EchoStar Corp., Cl. A†	150,819	317,640

		10,142,924	14,117,180

	Telecommunications — 13.9%
	Non U.S. Companies
46,000	BCE Inc.	1,408,846	2,086,560
13,000	Belgacom SA	331,463	431,405
2,102	Bell Aliant Inc.(b)	51,669	54,917
898	Bell Aliant Inc.	23,812	23,471
24,000	BT Group plc, ADR	797,407	1,575,120
38,000	Deutsche Telekom AG, ADR	631,343	665,760
29,651	Global Telecom Holding, GDR†(c)	111,809	105,795
1,375,000	Koninklijke KPN NV†	4,141,296	5,010,099
15,000	Koninklijke KPN NV, ADR†	114,993	55,200
11,000	Manitoba Telecom Services Inc.	335,012	318,954
5,000	Orange SA, ADR	59,302	79,000
29,651	Orascom Telecom Media and Technology Holding SAE, GDR†(b)	43,481	26,686
100,000	Portugal Telecom SGPS SA	695,095	366,425
1,200	Swisscom AG	384,765	697,564
1,000	Swisscom AG, ADR	43,980	58,205
20,000	Telecom Italia SpA†	19,045	25,332
9,300	Telefonica Brasil SA, ADR	161,522	190,743
39,300	Telefonica Deutschland Holding AG	265,009	324,980
49,263	Telefonica SA, ADR	718,984	845,353
30,000	Telekom Austria AG	354,921	293,304
23,000	Telenet Group Holding NV†	1,047,596	1,310,776
16,000	VimpelCom Ltd., ADR	146,091	134,400
10,000	Ziggo NV	455,992	462,413

	U.S. Companies
27,000	AT&T Inc.	758,355	954,720
40,000	CenturyLink Inc.	1,262,653	1,448,000
60,000	Cincinnati Bell Inc.†	181,440	235,800
20,000	Level 3 Communications Inc.†	768,703	878,200
31,845	Sprint Corp.†	180,561	271,638
1,000	T-Mobile US Inc.†	22,694	33,620
41,725	Verizon Communications Inc.	1,709,411	2,041,604

		17,227,250	21,006,044

Shares		Cost	Market Value
	Wireless Communications — 4.9%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	$15,150	$20,750
2,500,000	Cable & Wireless Communications plc	1,634,622	2,107,150
30,800	Millicom International Cellular SA, SDR	2,221,141	2,821,142
4,000	Mobile TeleSystems OJSC, ADR	54,874	78,960
2,000	SK Telecom Co. Ltd., ADR	40,399	51,880
20,000	Turkcell Iletisim Hizmetleri A/S, ADR†	297,607	312,000
50,000	Vodafone Group plc, ADR	2,756,170	1,669,500

	U.S. Companies
110,000	NII Holdings Inc.†	224,332	60,500
7,500	United States Cellular Corp.†	264,225	306,000

		7,508,520	7,427,882

	TOTAL COMMUNICATIONS	34,878,694	42,551,106

	OTHER — 18.3%
	Aerospace — 1.6%
	Non U.S. Companies
18,800	BBA Aviation plc	102,456	99,418
6,500	European Aeronautic Defence and Space Co. NV	454,520	435,588
101,300	Rolls-Royce Holdings plc	830,752	1,853,260
13,574,200	Rolls-Royce Holdings plc, Cl. C†(d)	22,775	23,231

		1,410,503	2,411,497

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	25,414	44,721

	Business Services — 0.7%
	Non U.S. Companies
4,000	Sistema JSFC, GDR(c)	95,619	123,200

	U.S. Companies
23,700	Diebold Inc.	775,062	952,029

		870,681	1,075,229

	Consumer Products — 0.0%
	U.S. Companies
1,000	The Procter & Gamble Co.	80,450	78,590

	Electronics — 2.7%
	Non U.S. Companies
105,000	Sony Corp., ADR	2,017,645	1,760,850
	U.S. Companies
29,000	Hittite Microwave Corp.	2,260,380	2,260,550

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Electronics (Continued)
	U.S. Companies (Continued)

		$4,278,025	$4,021,400

	Entertainment — 2.4%
	Non U.S. Companies
20,000	Grupo Televisa SAB, ADR	600,626	686,200
118,000	Vivendi SA	3,161,686	2,887,389

		3,762,312	3,573,589

	Financial Services — 3.7%
	Non U.S. Companies
15,000	Kinnevik Investment AB, Cl. A	421,004	645,434

	U.S. Companies
1,000	M&T Bank Corp.	112,548	124,050
9,000	National Interstate Corp.	258,397	252,180
54,000	Protective Life Corp.	3,753,383	3,743,820
2,000	The Bank of New York Mellon Corp.	74,160	74,960
1,000	The Goldman Sachs Group Inc.	160,212	167,440
15,000	The Hartford Financial Services Group Inc.	514,192	537,150
1,000	The PNC Financial Services Group Inc.	79,894	89,050
1,000	UGI Corp.	41,980	50,500

		5,415,770	5,684,584

	Food and Beverage — 4.4%
	Non U.S. Companies
56,000	Cott Corp.	423,731	395,920
40,000	Davide Campari-Milano SpA	346,184	346,159
1,000	Diageo plc	32,986	31,935
6,500	Diageo plc, ADR	833,390	827,255
7,500	Heineken NV	513,513	538,443
50	Lindt & Spruengli AG	253,093	254,511
16,000	Nestlé SA	1,170,540	1,239,513
2,100	Pernod Ricard SA	247,861	252,184
1,000	Yakult Honsha Co. Ltd.	51,696	50,639

	U.S. Companies
6,000	General Mills Inc	298,739	315,240
8,000	McCormick & Co. Inc., Non-Voting	565,286	572,720
20,000	Safeway Inc.	680,522	686,800
18,000	The Hillshire Brands Co.	1,117,609	1,121,400

		6,535,150	6,632,719

Shares		Cost	Market Value

	Health Care — 0.8%
	U.S. Companies
11,000	Johnson & Johnson	1,057,604	1,150,820
4,000	Owens & Minor Inc.	$140,388	$135,920

		1,197,992	1,286,740

	Hotels and Gaming — 0.7%
	Non U.S. Companies
108,000	Genting Singapore plc	116,965	115,198
250,000	Mandarin Oriental International Ltd.	441,265	476,250

	U.S. Companies
10,000	Ryman Hospitality Properties Inc.	458,079	481,500

		1,016,309	1,072,948

	Machinery — 0.1%
	U.S. Companies
6,000	Xylem Inc.	173,899	234,480

	Metals and Mining — 0.5%
	U.S. Companies
4,000	Ampco-Pittsburgh Corp.	80,916	91,760
37,000	Peabody Energy Corp.	669,372	604,950

		750,288	696,710

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	149,494	264,120

	Specialty Chemicals — 0.2%
	U.S. Companies
2,400	International Flavors & Fragrances Inc.	231,961	250,272

	Transportation — 0.3%
	U.S. Companies
6,000	GATX Corp.	225,750	401,640

	TOTAL OTHER	26,123,998	27,729,239

	TOTAL COMMON STOCKS	104,558,682	135,095,798

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
1,600	Cincinnati Bell Inc., 6.750%, Ser. B	36,882	76,798

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Wireless Communications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 08/04/16†(b)	$28,648	$33,586

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	OTHER — 0.3%
	Building and Construction — 0.3%
	U.S. Companies
$ 500,000	Layne Christensen Co. 4.250%, 11/15/18(b)	500,000	455,000

	U.S. GOVERNMENT OBLIGATIONS — 10.3%
15,640,000	U.S. Treasury Bills, 0.025% to 0.055%††, 09/11/14 to 12/04/14(e)	15,636,369	15,636,929

TOTAL INVESTMENTS — 100.0%		$120,760,581	151,298,111

Notional Amount		Termination Date	Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS
$1,757,110	Rolls-Royce Holdings plc(f)	06/29/15	72,162

(100,000 Shares)

Market Value
Other Assets and Liabilities (Net)	(2,116,637)

PREFERRED STOCK (1,032,428 preferred shares outstanding)	(51,621,400)

NET ASSETS — COMMON SHARES (4,111,411 common shares outstanding)	$97,632,236

NET ASSET VALUE PER COMMON SHARE ($97,632,236 ÷ 4,111,411 shares outstanding)	$23.75

(a)	Securities, or a portion thereof, with a value of $1,093,140, were reserved and/or pledged with the custodian for equity contract for difference swap agreements.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $570,189 or 0.38% of total investments.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2014, the market value of Regulation S securities amounted to $228,995 or 0.15% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
29,651	Global Telecom Holding, GDR	12/01/08	$111,809	$3.5680
4,000	Sistema JSFC, GDR	09/05/06	95,619	30.8000

(d)

At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $23,231 or 0.02% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
13,574,200	Rolls-Royce Holdings plc, Cl. C	04/23/14	$22,775	$0.0017

(e)	At June 30, 2014, $2,000,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(f)	At June 30, 2014, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	62.3%	$94,231,907
Europe	31.8	48,180,030
Asia/Pacific	2.5	3,767,490
Japan	2.2	3,382,300
Latin America	1.1	1,603,903
Africa/Middle East	0.1	132,481

Total Investments	100.0%	$151,298,111

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $120,760,581)	$151,298,111
Cash	4,603
Dividends and interest receivable	550,751
Unrealized appreciation on swap contracts	72,162
Deferred offering expense	68,228
Prepaid expenses	2,084

Total Assets	151,995,939

Liabilities:
Distributions payable	21,509
Payable for investments purchased	2,546,044
Payable for investment advisory fees	61,524
Payable for payroll expenses	65,208
Payable for accounting fees	11,250
Other accrued expenses	36,768

Total Liabilities	2,742,303

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 1,032,428 shares issued and outstanding)	51,621,400

Net Assets Attributable to Common Shareholders	$97,632,236

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$67,107,349
Distributions in excess of net investment income	(13,089)
Distributions in excess of net realized gain on investments, swaps contracts, and foreign currency transactions	(75,727)
Net unrealized appreciation on investments	30,537,530
Net unrealized appreciation on swap contracts	72,162
Net unrealized appreciation on foreign currency translations	4,011

Net Assets	$97,632,236

Net Asset Value per Common Share:
($97,632,236 ÷ 4,111,411 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$23.75

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $67,847)	$3,288,958
Interest	21,506

Total Investment Income	3,310,464

Expenses:
Investment advisory fees	361,066
Payroll expenses	48,688
Shareholder communications expenses	38,353
Custodian fees	30,373
Trustees’ fees	29,373
Legal and audit fees	25,136
Accounting fees	22,500
Shareholder services fees	13,437
Interest expense	172
Miscellaneous expenses	20,227

Total Expenses	589,325

Net Investment Income	2,721,139

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	1,396,980
Net realized loss on swap contracts	(95,598)
Net realized gain on foreign currency transactions	17,116

Net realized gain on investments, swap contracts, and foreign currency transactions	1,318,498

Net change in unrealized appreciation/depreciation:
on investments	5,431,508
on swap contracts	37,216
on foreign currency translations	154,980

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	5,623,704

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	6,942,202

Net Increase in Net Assets Resulting from Operations	9,663,341

Total Distributions to Preferred Stock Shareholders	(1,518,529)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$8,144,812

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$2,721,139		$1,879,740
Net realized gain on investments, swap contracts, and foreign currency transactions	1,318,498		1,058,396
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	5,623,704		13,413,211

Net Increase in Net Assets Resulting from Operations	9,663,341		16,351,347

Distributions to Preferred Shareholders:
Net investment income	(987,044	)*	(1,056,355)
Net realized short term gain	—		(233,338)
Net realized long term gain	(531,485	)*	(370,761)

Total Distributions to Preferred Shareholders.	(1,518,529)		(1,660,454)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	8,144,812		14,690,893

Distributions to Common Shareholders:
Net investment income	(1,432,837	)*	(921,180)
Net realized short term gain	—		(203,480)
Net realized long term gain	(765,827	)*	(323,316)
Return of capital	(271,745	)*	(2,887,703)

Total Distributions to Common Shareholders	(2,470,409)		(4,335,679)

Fund Share Transactions:
Net increase in net assets from common shares issued in rights offering	—		19,099,918
Net increase in net assets from common shares issued upon reinvestment of distributions	—		48,052
Net decrease in net assets from repurchase of common shares	(144,665)		(221,932)
Rights offering costs for common shares charged to paid-in capital	(250)		(434,853)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(144,915)		18,491,185

Net Increase in Net Assets Attributable to Common Shareholders	5,529,488		28,846,399

Net Assets Attributable to Common Shareholders:
Beginning of year	92,102,748		63,256,349

End of period (including undistributed net investment income of $0 and $0, respectively)	$97,632,236		$92,102,748

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012		2011	2010	2009
Operating Performance:
Net asset value, beginning of year	$22.36		$20.44	$20.57		$20.49	$19.87	$18.50

Net investment income	0.66		0.44	0.51		0.57	0.48	0.48
Net realized and unrealized gain on investments, swap contracts, and foreign currency transactions	1.70		4.13	0.56		0.71	1.34	2.09

Total from investment operations	2.36		4.57	1.07		1.28	1.82	2.57

Distributions to Preferred Shareholders:
Net investment income	(0.24	)*	(0.29)	—		—	—	—
Net realized gain	(0.13	)*	(0.17)	—		—	—	—

Total distributions to preferred shareholders	(0.37)		(0.46)	—		—	—	—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	1.99		4.11	1.07		1.28	1.82	2.57

Distributions to Common Shareholders:
Net investment income	(0.35	)*	(0.25)	(0.55)		(0.60)	(0.67)	(0.52)
Net realized gain	(0.19	)*	(0.15)	(0.32)		(0.39)	(0.02)	—
Return of capital	(0.06	)*	(0.80)	(0.33)		(0.21)	(0.51)	(0.68)

Total distributions to common shareholders	(0.60)		(1.20)	(1.20)		(1.20)	(1.20)	(1.20)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		0.01	(0.00	)(a)	0.00 (a)	—	—
Decrease in net asset value from common shares issued in rights offering	—		(0.88)	—		—	—	—
Decrease in net asset value from repurchase of common shares	(0.00	)(a)	—	—		—	—	—
Offering expenses charged to paid-in-capital	(0.00	)(a)	(0.12)	—		—	—	—

Total capital share transactions	(0.00	)(a)	(0.99)	(0.00	)(a)	0.00 (a)	—	—

Net Asset Value, End of Period	$23.75		$22.36	$20.44		$20.57	$20.49	$19.87

NAV total return †	9.09%		21.54%	5.42%		6.39%	9.60%	14.92%

Market value, end of period	$20.86		$20.04	$20.88		$21.08	$20.31	$19.42

Investment total return **	7.24%		7.32%	5.09%		10.12%	11.24%	31.31%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$149,253		$143,724	—	—	—	—
Net assets attributable to common shares, end of period (in 000’s)	$97,632		$92,103	$63,256	$63,334	$62,981	$60,694
Ratio of net investment income to average net assets attributable to common shares	5.89	%(b)	2.40%	2.50%	2.75%	2.46%	2.70%
Ratio of operating expenses to average net assets attributable to common shares	1.28	%(b)	1.22%	1.24%	1.36%	1.65%	1.61%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	0.82	%(b)	0.74%	—	—	—	—
Portfolio turnover rate	16.9%		28.2%	6.0%	5.9%	7.8%	9.5%
Preferred Shares:
Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$51,621		$51,621	—	—	—	—
Total shares outstanding (in 000’s)	1,032		1,032	—	—	—	—
Liquidation preference per share	$50.00		$50.00	—	—	—	—
Average market value(c)	$50.72		$50.88	—	—	—	—
Asset coverage per share	$144.57		$139.21	—	—	—	—
Asset Coverage	289%		278%	—	—	—	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

(a)	Amount represents less than $0.005 per share.
(b)	Annualized.
(c)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to periodically pay dividends.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES (a)	$64,815,453	—	—	$ 64,815,453
COMMUNICATIONS
Telecommunications
Non U.S. Companies	15,087,545	$ 54,917	—	15,142,462
U.S. Companies	5,863,582	—	—	5,863,582
Other Industries (a)	21,545,062	—	—	21,545,062
OTHER
Aerospace
Non U.S. Companies	2,388,266	—	$23,231	2,411,497
Other Industries (a)	25,317,742	—	—	25,317,742
Total Common Stocks	135,017,650	54,917	23,231	135,095,798
Convertible Preferred Stock (a)	76,798	—		76,798
Warrants (a)	—	33,586		33,586
Convertible Corporate Bonds (a)	—	455,000		455,000
U.S. Government Obligations	—	15,636,929		15,636,929
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$135,094,448	$ 16,180,432	$23,231	$151,298,111
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	$—	$ 72,162	$ —	$ 72,162

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2014 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2014 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$1,757,110 (100,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	6/29/15	$72,162

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2014 had an average monthly notional amount of approximately $1,521,224.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At June 30, 2014, the Fund held no forward foreign exchange contracts.

The Fund’s volume of activity in forward foreign currency contracts while held until May 28, 2014, had an average monthly notional amount of approximately $11,026,567.

At June 30, 2014, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Equity Contract for Difference
Swap Agreements	$72,162	$—	$72,162

The following table presents the Fund’s derivative assets by counterparty net of the related collateral received by the Fund as of June 30, 2014:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Counterparty
The Goldman Sachs Group, Inc.	$72,162	$(72,162)	$—	$—

As of June 30, 2014, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2014, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts. For the six months ended June 30, 2014, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$1,124,660	$1,289,693
Net long term capital gains	323,316	370,761
Return of capital	2,887,703	—

Total distributions paid	$4,335,679	$1,660,454

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, swap contracts, and foreign currency translations	$25,055,741
Qualified late year loss deferral*	(390,441)
Other temporary differences**	(86,561)

Total	$24,578,739

*	Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year.
**	Other temporary differences were primarily due to mark-to-market adjustments on investments in swap contracts, and current year dividends payable.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$121,148,714	$33,748,421	$(3,599,024)	$30,149,397

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $14,730 to G.research, Inc., an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2014, the Fund paid or accrued $48,688 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $32,708,329 and $20,384,474, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2014, the Fund repurchased and retired 7,123 common shares in the open market at a cost of $144,665 and an average discount of approximately 10.90% from its NAV. During the year ended December 31, 2013, the Fund repurchased and retired 11,178 shares in the open market at a cost of $221,932 and an average discount of approximately 10.83% from its NAV.

Transactions in common shares of beneficial interest were as follows for the six months ended June 30, 2014 and the year ended December 31, 2013:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Increase from common shares issued in rights offering	—	—	1,032,428	$19,099,918
Net increase from common shares issued upon reinvestment of distributions	—	—	2,219	48,052
Net decrease in net assets from repurchase of common shares	(7,123)	$(144,665)	(11,178)	(221,932)

Net increase/decrease	(7,123)	$(144,665)	1,023,469	$18,926,038

A shelf registration authorizing the offering of $100 million of common shares, preferred shares, notes and subscription rights for common or preferred shares was declared effective by the SEC on April 3, 2013.

The Fund distributed transferable rights for each of the 3,097,284 common shares outstanding. Three rights were required to purchase one additional common share and one newly issued Series A Cumulative Puttable and Callable Preferred Share (“Series A Preferred”) at the combined subscription price of $68.50 (consisting of $18.50 for each common share plus $50.00 for each Series A Preferred share). On June 19, 2013, the Fund issued 1,032,428 common shares and 1,032,428 Series A Preferred, receiving $70,286,465, after the deduction of offering expenses and solicitation fees of $369,721 and $65,132, respectively. The NAV per share of the Fund was reduced by approximately $1.00 as a result of the issuance of common shares below NAV.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of Series A Preferred is $50 per share. The Series A Preferred has an initial annual dividend rate of 6.00% for the four dividend periods beginning in September 2013 ending on or prior to June 26, 2014, and 3.00% for the subsequent eight dividend periods ending on or prior to June 26, 2016. At that time, the Board will determine a fixed annual dividend rate that will apply for all subsequent dividend periods, which will be 200 basis points over the yield of the ten year U.S. Treasury Note, but in no case will the annual dividend rate be less than 3.00% or greater than 5.00%. The Fund will redeem all or any part of the Series A Preferred that holders have properly submitted for redemption during the thirty day period prior to each of June 26, 2015 and June 26, 2018 at the liquidation value plus any accumulated and unpaid dividends. The Series A Preferred is noncallable before June 19, 2018. At June 30, 2014, 1,032,428 Series A Preferred were outstanding and accrued dividends amounted to $21,509.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

9. Subsequent Events. On June 27, 2014, the Fund announced a change in its investment policies, which will be effective on August 26, 2014, as follows. Under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of equity securities of companies involved to a substantial extent in the utilities industry and income producing securities (including securities issued by other types of issuers, such as governments), with a minimum of 25% of its assets invested in equity and debt securities of companies involved to a substantial extent in the utilities industry.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 12, 2014 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2014 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore J. Zizza as a Trustee of the Fund. A total of 4,396,853 votes were cast in favor of this Trustee and a total of 105,298 votes were withheld for this Trustee. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 853,104 votes were cast in favor of this Trustee and a total of 41,508 votes were withheld for this Trustee.

James P. Conn, Mario d’Urso, Vincent D. Enright, Michael J. Melarkey, and Salvatore M. Salibello, CPA continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 13, 2014, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund against a peer group of utility and infrastructure closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year period, the fourth quartile for the three year period, and in the third quartile for the five year period. The Independent Board Members also reviewed performance of the Fund in relation to the Lipper closed-end core, growth, and value equity funds. In the one year period, the Fund’s performance was in the second quartile and the third quartile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Board also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings and that the rights offering would not appear to produce economies of scale for the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the same peer groups of and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratios were below average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Utility & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Utility & Income Trust

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 30170, College Station, TX 77842–3170 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Utility & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Michael J. Melarkey
Partner,
Avansino, Melarkey, Knobel,
Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

Salibello & Company

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President

Adam E. Tokar

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/14 through 01/31/14	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,118,534 Preferred Series A – 1,032,428
Month #2 02/01/14 through 02/28/14	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,118,534 Preferred Series A – 1,032,428
Month #3 03/01/14 through 03/31/14	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,118,534 Preferred Series A – 1,032,428
Month #4 04/01/14 through 04/30/14	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,118,534 Preferred Series A – 1,032,428
Month #5 05/01/14 through 05/31/14	Common – 18,301 Preferred Series A – N/A	Common – $20.0151 Preferred Series A – N/A	Common – 18,301 Preferred Series A – N/A	Common – 4,118,534 – 18,301 = 4,111,411 Preferred Series A – 1,032,428
Month #6 06/01/14 through 06/30/14	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,411 Preferred Series A – 1,032,428
Total	Common – 18,301 Preferred – N/A	Common – $20.0151 Preferred – N/A	Common – 18,301 Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/4/2014

* Print the name and title of each signing officer under his or her signature.